Share-Based Payments - Summary of Options Granted (Detail)	12 Months Ended
	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the fiscal year Number	0	0
Ridgeback Capital Investments and Trout Group LLC. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at start of the fiscal year	847,600
Granted during the fiscal year Number	0
Exercised during the fiscal year Number	0
Forfeited during the fiscal year Number	0
Balance at end of the fiscal year	847,600	847,600
Vested and exercisable at end of the fiscal year Number	0
July 31,2015 [member] | Ridgeback Capital Investments and Trout Group LLC. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	July 31, 2015
Expiry date	August 5, 2020
Exercise price | $ / shares	$ 0.235
Balance at start of the fiscal year	0
Granted during the fiscal year Number	0
Exercised during the fiscal year Number	0
Forfeited during the fiscal year Number	0
Balance at end of the fiscal year	0	0
Vested and exercisable at end of the fiscal year Number	0
July 31,2015 [member] | Ridgeback Capital Investments and Trout Group LLC. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	July 31, 2015
Expiry date	August 5, 2025
Exercise price | $ / shares	$ 0.248
Balance at start of the fiscal year	847,600
Granted during the fiscal year Number	0
Exercised during the fiscal year Number	0
Forfeited during the fiscal year Number	0
Balance at end of the fiscal year	847,600	847,600
Vested and exercisable at end of the fiscal year Number	0
October 30,2015 [member] | Ridgeback Capital Investments and Trout Group LLC. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	October 30, 2015
Expiry date	October 30, 2020
Exercise price | $ / shares	$ 0.568
Balance at start of the fiscal year	0
Granted during the fiscal year Number	0
Exercised during the fiscal year Number	0
Forfeited during the fiscal year Number	0
Balance at end of the fiscal year	0	0
Vested and exercisable at end of the fiscal year Number	0
March 7,2016 [member] | Ridgeback Capital Investments and Trout Group LLC. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 7, 2016
Expiry date	March 7, 2021
Exercise price | $ / shares	$ 0.398
Balance at start of the fiscal year	0
Granted during the fiscal year Number	0
Exercised during the fiscal year Number	0
Forfeited during the fiscal year Number	0
Balance at end of the fiscal year	0	0
Vested and exercisable at end of the fiscal year Number	0